Income Taxes - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate [Abstract]
Provision for income taxes at Hong Kong statutory income tax rate	(16.50%)	(16.50%)	(16.50%)